INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(25.00%)	(25.00%)	(25.00%)
Change in valuation allowance	(4.00%)	1.00%	(8.00%)
Non-deductible change in fair value of derivative liability	8.00%	(3.00%)	(41.00%)
Non-deductible accretion expense	0.00%	0.00%	(3.00%)
Effect of foreign exchange	23.00%	27.00%	77.00%
Total	0.00%	0.00%	0.00%